Fees to the appointed auditor (Tables)	12 Months Ended
Dec. 31, 2018
Fees to the appointed auditor
Schedule of fees to the appointed auditors

	2018		2017		2016
		Other		Other		Other
		elected		elected		elected
	Deloitte	auditors	Deloitte	auditors	Deloitte	auditors
Audit fees	121	1	10	—	10	—
Audit-related fees	1	—	1	—	1	—
Consultation, all other fees	1	—	3	—	6	—
	123	1	14	—	17	—
Total fees to the appointed auditor		124		14		17